Bonds and Loans - Schedule of Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 324,633		¥ 750,873
2016 Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	100,000
JPY (millions) Carrying amount	¥ 0		100,000
Interest rate (%)	0.30%	0.30%
2017 Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 113,500
JPY (millions) Carrying amount	¥ 0		113,500
Interest rate (%)	0.35%	0.35%
2017 USD Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500
JPY (millions) Carrying amount	¥ 0		¥ 227,018
2017 USD Syndicated Loans | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.42826%	0.42826%
2017 USD Syndicated Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate			0.50%
2023 Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 100,000
JPY (millions) Carrying amount	¥ 0		¥ 100,000
Interest rate (%)	0.679%	0.679%
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 210,000
JPY (millions) Carrying amount	¥ 210,000		210,000
Bilateral Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.19%	0.19%
Bilateral Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.046%	1.046%
2025 USD Bilateral Loan
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 500
JPY (millions) Carrying amount	¥ 74,505		0
Interest rate (%)	4.71492%	4.71492%
2024 Syndicated Hybrid Loans (Subordinated Loans)
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 40,000
JPY (millions) Carrying amount	¥ 40,000		0
2024 Syndicated Hybrid Loans (Subordinated Loans) | Tokyo Interbank Offered Rate (TIBOR) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.35%	1.35%
2024 Syndicated Hybrid Loans (Subordinated Loans) | Tokyo Interbank Offered Rate (TIBOR) | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.35%	2.35%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 128		¥ 355